Shareholder Report, Holdings (Details)	Oct. 31, 2025
Nicholas II, Inc. | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.19%
Nicholas II, Inc. | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.11%
Nicholas II, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.27%
Nicholas II, Inc. | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Nicholas II, Inc. | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Nicholas II, Inc. | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Nicholas II, Inc. | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Nicholas II, Inc. | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Nicholas II, Inc. | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Nicholas II, Inc. | Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Nicholas II, Inc. | Class I | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Nicholas II, Inc. | Class I | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Nicholas II, Inc. | Class I | PTC Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Nicholas II, Inc. | Class I | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Nicholas II, Inc. | Class I | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nicholas II, Inc. | Class I | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Nicholas II, Inc. | Class I | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Nicholas II, Inc. | Class I | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Nicholas II, Inc. | Class I | Mettler-Toledo International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Nicholas II, Inc. | Class I | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Nicholas II, Inc. | Class I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.91%
Nicholas II, Inc. | Class N | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.19%
Nicholas II, Inc. | Class N | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.11%
Nicholas II, Inc. | Class N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.27%
Nicholas II, Inc. | Class N | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.72%
Nicholas II, Inc. | Class N | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.51%
Nicholas II, Inc. | Class N | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Nicholas II, Inc. | Class N | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Nicholas II, Inc. | Class N | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Nicholas II, Inc. | Class N | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Nicholas II, Inc. | Class N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Nicholas II, Inc. | Class N | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Nicholas II, Inc. | Class N | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Nicholas II, Inc. | Class N | PTC Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Nicholas II, Inc. | Class N | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Nicholas II, Inc. | Class N | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nicholas II, Inc. | Class N | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Nicholas II, Inc. | Class N | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Nicholas II, Inc. | Class N | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Nicholas II, Inc. | Class N | Mettler-Toledo International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Nicholas II, Inc. | Class N | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Nicholas II, Inc. | Class N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.91%